Acquisitions (Details) - Schedule of Components of the Purchase Price - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Plant Camp LLC [Member]
Purchase price:
Cash paid to seller		$ 300,000
Fair value of equity investment purchased		175,000
Total purchase price		475,000
Assets acquired:
Cash		5,232
Accounts Receivable		7,645
Inventory		19,970
Total assets acquired		32,847
Liabilities assumed:
Accounts payable and accrued expenses		5,309
Deferred Revenue		671
Total liabilities assumed		5,980
Net assets acquired		26,867
Non-controlling interest in consolidated subsidiary		56,865
Excess purchase price		504,998
WHE Agency, Inc. [Member]
Purchase price:
Cash paid to seller		144,750
Shares granted to seller		893,521
Total purchase price		1,038,271
Assets acquired:
Cash		26,575
Accounts Receivable		446,272
Total assets acquired		472,847
Liabilities assumed:
Accounts payable and accrued expenses		353,017
Total liabilities assumed		353,017
Net assets acquired		119,830
Non-controlling interest in consolidated subsidiary		1,190,000
Excess purchase price		2,108,442
Dune Inc. [Member]
Purchase price:
Shares granted to seller		424,698
Fair value of equity investment purchased		307,665
Total purchase price		732,363
Assets acquired:
Cash		186,995
Inventory		47,250
Total assets acquired		234,246
Liabilities assumed:
Accounts payable		40,000
Total liabilities assumed		40,000
Net assets acquired		194,246
Non-controlling interest in consolidated subsidiary		720,581
Excess purchase price		1,258,698
Denver Bodega, LLC [Member]
Purchase price:
Cash paid to seller	$ 1	1
Total purchase price	1	1
Assets acquired:
Cash	44,977	44,977
Accounts Receivable	2,676	2,676
Inventory	194,365	194,365
Total assets acquired	242,018	242,018
Liabilities assumed:
Accounts payable and accrued expenses	127,116	127,116
Notes payable	293,888	293,888
Total liabilities assumed	421,004	421,004
Net liabilities acquired	(178,986)	(178,986)
Excess purchase price	178,987	178,987
Brave Foods, LLC [Member]
Purchase price:
Cash paid to seller	150,000	150,000
Total purchase price	150,000	150,000
Assets acquired:
Cash	73,344	73,344
Inventory	46,375	46,375
Total assets acquired	119,719	119,719
Liabilities assumed:
Accounts payable and accrued expenses	1,316	1,316
Notes payable	75,000	75,000
Total liabilities assumed	76,316	76,316
Net assets acquired	43,403	43,403
Excess purchase price	$ 106,596	$ 106,596